Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Aug. 08, 2024	Jul. 03, 2024
Subsequent Events [Line Items]
Increase in authorized ordinary shares		5,000,000,000
Exercised warrants	857,142,900
Warrant exercise price per share (in Dollars per share)	$ 0.00583
New Warrants to Purchase [Member]
Subsequent Events [Line Items]
Exercised warrants	60,000,000
Warrant exercise price per share (in Dollars per share)	$ 0.00729167
Warrant purchase	1,714,285,800
Ordinary Shares [Member]
Subsequent Events [Line Items]
Increase in authorized ordinary shares		10,000,000,000
Warrant exercise price per share (in Dollars per share)	$ 0.0075
ADR [Member]
Subsequent Events [Line Items]
Exercised warrants	2,857,143
Warrant exercise price per share (in Dollars per share)	$ 2.1875
Warrant purchase	5,714,286
ADR [Member] | New Warrants to Purchase [Member]
Subsequent Events [Line Items]
Exercised warrants	200,000
Warrant exercise price per share (in Dollars per share)	$ 1.75
Warrant [Member] | ADR [Member]
Subsequent Events [Line Items]
Warrant exercise price per share (in Dollars per share)	$ 2.25